Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of the Company's Level 3 Liabilities , That Are Measured Using Significant Unobservable Inputs (Level 3)
The following table presents the changes in the estimated fair values of the Company’s liabilities for contingent consideration measured using significant unobservable inputs (Level 3) for fiscal year 2023:

(in thousands)
December 31, 2021	$—
New contingent consideration	14,200
Change in fair value of contingent consideration	(4,400)
Balance at December 31, 2022	9,800
Change in fair value of contingent consideration	(9,200)
Balance at December 31, 2023	$600

Fair Value, Liabilities Measured on Recurring Basis
The following tables provide quantitative information associated with the fair value measurement of the Company’s liabilities for contingent consideration:

	December 31, 2023
Contingency Type	Maximum Payout (1) (undiscounted) (in thousands)	Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average or Range
Revenue based payments	$5,600	$600	Monte Carlo	Revenue volatility	25.0%
				Discount rate	11.5%
				Projected year of payments	2024
(1) Maximum payout as determined by Monte Carlo valuation simulation; the disclosed contingency is not subject to a contractual maximum payout.

	December 31, 2022
Contingency Type	Maximum Payout (1) (undiscounted) (in thousands)	Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average or Range
Revenue and EBITDA based payments	$33,900	$9,800	Monte Carlo	Revenue volatility	25.0%
				Gross profit volatility	40.0%
				Discount rate	13.5%
				Projected year of payments	2024
(1) Maximum payout as determined by Monte Carlo valuation simulation; the disclosed contingency is not subject to a contractual maximum payout.